Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Washington Mutual Investors Fund
Entity Central Index Key	0000104865
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Washington Mutual Investors Fund - Class A
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class A
Trading Symbol	AWSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	0.55%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 22.59% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class A (with sales charge) *	15.54%	10.77%	12.58%
Washington Mutual Investors Fund — Class A (without sales charge) *	22.59%	12.09%	13.25%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there
any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class C
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class C
Trading Symbol	WSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 145	1.31%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 21.69% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class C (with sales charge) *	20.69%	11.26%	12.55%
Washington Mutual Investors Fund — Class C (without sales charge) *	21.69%	11.26%	12.55%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class T
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class T
Trading Symbol	TWMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 22.88% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class T (with sales charge) 2	19.81%	11.82%	12.92%
Washington Mutual Investors Fund — Class T (without sales charge) 2	22.88%	12.38%	13.23%
S&P 500 Index 3	31.05%	13.14%	15.02%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expe nses. W
hen applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s ind epe
ndent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement d iscl
osure or auditing scope or procedure.

Washington Mutual Investors Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class F-1
Trading Symbol	WSHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 22.50% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class F-1 *	22.50%	12.03%	13.17%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon r ecom
mendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class F-2
Trading Symbol	WMFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 22.81% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class F-2 *	22.81%	12.31%	13.46%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class F-3
Trading Symbol	FWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 22.95% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class F-3 2	22.95%	12.44%	13.26%
S&P 500 Index 3	31.05%	13.14%	15.07%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-A
Trading Symbol	CWMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 22.54% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-A (with sales charge) *	18.24%	11.26%	12.79%
Washington Mutual Investors Fund — Class 529-A (without sales charge) *	22.54%	12.06%	13.19%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-C
Trading Symbol	CWMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 151	1.36%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 21.59% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-C (with sales charge) *	20.59%	11.20%	12.77%
Washington Mutual Investors Fund — Class 529-C (without sales charge) *	21.59%	11.20%	12.77%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte &
Touche
LLP
was
appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-E
Trading Symbol	CWMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 93	0.84%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 22.25% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-E *	22.25%	11.78%	12.92%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-T
Trading Symbol	TMWMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs fo r the l ast year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 22.84% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class 529-T (with sales charge) 2	19.77%	11.75%	12.86%
Washington Mutual Investors Fund — Class 529-T (without sales charge) 2	22.84%	12.32%	13.18%
S&P 500 Index 3	31.05%	13.14%	15.02%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-F-1
Trading Symbol	CWMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 48	0.43%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 22.73% for
the
year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged.
Returns
from
consumer
staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class 529-F-1 *	22.73%	12.24%	13.41%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025,
PricewaterhouseCoopers
(“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure
or auditing scope or procedure.

Washington Mutual Investors Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-F-2
Trading Symbol	FWMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 22.85% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.
Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class 529-F-2 2	22.85%	12.33%	16.53%
S&P 500 Index 3	31.05%	13.14%	17.16%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and
disagreements
with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class 529-F-3
Trading Symbol	FWWMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 35	0.31%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 22.86% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
Washington Mutual Investors Fund — Class 529-F-3 2	22.86%	12.37%	16.57%
S&P 500 Index 3	31.05%	13.14%	17.16%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

WASHINGTON MUTUAL INVESTORS FUND Class R-1
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-1
Trading Symbol	RWMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 150	1.35%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 21.62% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-1 *	21.62%	11.23%	12.35%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-2
Trading Symbol	RWMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 150	1.35%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 21.62% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-2 *	21.62%	11.22%	12.35%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-2E
Trading Symbol	RWEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 21.96% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-2E *	21.96%	11.54%	12.68%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-3
Trading Symbol	RWMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 101	0.91%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 22.14% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-3 *	22.14%	11.71%	12.85%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund Class R-4
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-4
Trading Symbol	RWMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 68	0.61%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 22.52% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-4 *	22.52%	12.05%	13.19%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund Class R-5E
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-5E
Trading Symbol	RWMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 46	0.41%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 22.74% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-5E *	22.74%	12.26%	13.42%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-5
Trading Symbol	RWMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 35	0.31%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 22.88% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-5 *	22.88%	12.38%	13.53%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.

Washington Mutual Investors Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	Washington Mutual Investors Fund
Class Name	Class R-6
Trading Symbol	RWMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Washington Mutual Investors Fund (the "fund") for the period from May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 22.95% for the year ended April 30, 2026. That result compares with a 31.05% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities reached record highs, supported by strong corporate earnings and accelerating AI‑driven investment, which helped offset volatility stemming from the conflict in Iran. Gains were broad-based, with growth sectors providing the highest returns. Energy stocks also advanced sharply as Middle East tensions drove oil prices higher and increased inflation concerns. U.S. economic growth remained solid although a softening labor market prompted the U.S. Federal Reserve (Fed) to deliver three 25‑basis‑point rate cuts during the fund’s fiscal year.
Within the fund, most sectors contributed to the portfolio, with information technology being particularly additive. Returns from the industrials, communication services and energy sectors were also positive. The utilities and real estate sectors also posted double-digit gains but had a less meaningful impact on portfolio results due to low relative exposure.
Conversely, holdings within health care lagged. Returns from consumer staples and financials sectors, though positive, were lower than the overall portfolio’s return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Washington Mutual Investors Fund — Class R-6 *	22.95%	12.43%	13.58%
S&P 500 Index †	31.05%	13.14%	15.26%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 214,457,000,000
Holdings Count | Holding	200
Advisory Fees Paid, Amount	$ 452,000,000
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 214,457
Total number of portfolio holdings	200
Total advisory fees paid (in millions)	$ 452
Portfolio turnover rate	32%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year ending April 30, 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended April 30, 2024 and April 30, 2025 and the subsequent interim period through July 3, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.